16. SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2016
Subsequent Events [Abstract]
NOTE 16. SUBSEQUENT EVENTS

On August 8, 2016, the Company entered into an agreement to purchase from a related party the remaining portions of the Kai Yuan Finance Center building that it does not already own. The remaining property, which consists of 31 floors and an underground parking garage, totals over 119,000 square meters, and houses the Hilton Shijiazhuang, a premiere 594-room hotel operated by Hilton Worldwide. The purchase, which includes the entity that operates the Hilton Shijiazhuang, is being purchased for approximately $119.9 million. The Company will also assume approximately $257.0 million in debt as part of the acquisition. The $119.9 million purchase price will be payable within 12 months of the signing of the equity transfer agreement, and any unpaid amounts after 12 months will begin to accrue interest at the one-year rate announced by the People's Bank of China. As of the filing date, September 30, 2016, the acquisition has not been completed yet.